ASSET ACQUISITION (Details)	Nov. 05, 2021 USD ($)
ASSET ACQUISITION
Mioxal?	$ 81,249,827
Other intangible assets	178,000
Less liabilities assumed
Mioxal? liability assumed	39,500,000
Other liabilities assumed	423,000
Convertible note payable to the Company	500,000
Net fair value acquired in asset acquisition	$ 41,004,827